Other Liabilities	3 Months Ended
Jan. 31, 2026
Other Liabilities [Abstract]
Other Liabilities
NOTE 10: OTHER LIABILITIES
Other Liabilities
(millions of Canadian dollars)
As at

January 31 October 31
2026 2025
Accounts payable, accrued expenses, and

other items
1
$ 11,031 $ 8,954
Accrued interest 4,545 4,652
Accrued salaries and employee benefits 4,733 7,313
Cheques and other items in transit 1,424 255
Current income tax payable 283 296
Deferred tax liabilities 280 303
Defined benefit liability 1,354 1,372
Lease liabilities 5,250 5,352
Liabilities related to structured entities 3,888 4,008
Provisions

(Note 17)
1,721 1,735
Total $ 34,509 $ 34,240
1 Includes dividends and distributions payable of $ 1,802

million as at January 31, 2026 (October 31, 2025 –
nil ).